Operating Segment Information - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Operating Segments [Line Items]
Revenue	$ 117,005	$ 68,826	$ 75,000
Nanjing Probio Biotech Co., Ltd.
Disclosure Of Operating Segments [Line Items]
Revenue	300	3,400
United States of America
Disclosure Of Operating Segments [Line Items]
Revenue	116,602	65,402	75,000
United States of America | Janssen Agreement
Disclosure Of Operating Segments [Line Items]
Revenue	$ 116,700	$ 65,400	$ 75,000